Fees Summary	Jul. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,242,000.00
Previously Paid Amount	0.00
Total Fee Amount	190.15
Total Offset Amount	0.00
Net Fee	190.15
Narrative - Max Aggregate Offering Price	$ 1,242,000.00
Final Prospectus	true